Related-Party Transactions - Additional Information (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fidelity Management Trust Company And Its Affiliates [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan fees paid for services provided	$ 259,498	$ 297,617
Employee benefit plan revenue credits received	74,927	1,923
Employee benefit plan revenue credits utilized	45,900	15,994
Employee benefit plan revenue credits ending balance	56,650	27,623
Plan Sponsor [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in net asset available for benefit, increase from dividend income on investment	$ 33,884	$ 38,111
Plan Sponsor [Member] | Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, number of shares	112,278	128,757